Other revenues and expenses - Financial Income and Expenses (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 27, 2025	Apr. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest on loans			$ 11,140	$ 22,465	$ 9,584
Foreign exchange gains and losses related to hedges of euro			(1,110)	494	(692)
Expenses related to the change in fair value of the convertible debt embedded derivative	$ 36,000	$ 3	45,000	3	3,200
Gain on debt extinguishment (Note 17.1)			29,348	13,952	247
Receivables from taxes other than income tax			6,295
Research Tax Credit 2021
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax							$ 146
Research Tax Credit 2020
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax								$ 118
Research Tax Credit 2022
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax						$ 118
Research Tax Credit 2023
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax			1,437	4,343	133
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans			$ 10,945	$ 22,409	$ 9,566